Basis of preparation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The shares of RELX PLC are traded on the London, Amsterdam and New York stock exchanges. RELX PLC and its subsidiaries, joint ventures and associates are together known as ‘RELX’. In preparing the consolidated financial statements, subsidiaries are accounted for under the acquisition method and investments in associates and joint ventures are accounted for under the equity method. All intra-group transactions and balances are eliminated.
On acquisition of a subsidiary, or interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets acquired. Adjustments are made to bring accounting policies into line with those of the Group. The results of subsidiaries sold or acquired are included in the consolidated financial statements up to or from the date that control passes from or to the Group.
Non-controlling
interests in the net assets of the Group are identified separately from shareholders’ equity.
Non-controlling
interests consist of the amount of those interests at the date of the original acquisition and the non-controlling
share of changes in equity since the date of acquisition.
The Directors of RELX PLC, having made appropriate enquiries, consider that adequate resources exist for the Group to continue in operational existence for the foreseeable future and that, therefore, it is appropriate to adopt the going concern basis in preparing the consolidated financial statements for the year ended 31 December 2021.
In preparing the group financial statements management has considered the impact of climate change, taking into account the relevant disclosures in the Strategic Report, including those made in accordance with the recommendations of the Taskforce on Climate-related Financial Disclosure. This included an assessment of assets with indefinite and long lives and how they could be impacted by measures taken to address global warming. Recognising that the environmental impact of the group’s operations, and the use of the group’s products, is relatively low, no issues were identified that would impact the carrying values of such assets or have any other impact on the financial statements.

Accounting policies
Accounting policies
The Group’s consolidated financial statements are prepared in accordance with UK adopted International Accounting Standards in conformity with the requirements of the Companies Act 2006 and International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The accounting policies under IFRS are included in the relevant notes to the consolidated financial statements. The accounting policies below are applied throughout the financial statements and are unchanged from those applied in preparing the consolidated financial statements for the year ended 31 December 2020.

Foreign exchange translation
Foreign exchange translation
The consolidated financial statements are presented in sterling.
Transactions in foreign currencies are recorded at the rate of exchange prevailing on the date of the transaction.
Non-monetary
assets and liabilities that are measured at historical cost in foreign currencies are translated using the exchange rate at the date of the transaction. At each statement of financial position date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rate prevailing on the statement of financial position date. Exchange differences arising are recorded in the income statement other than where hedge accounting applies, as set out on pages 167 to 172.
Assets and liabilities of foreign operations are translated at exchange rates prevailing on the statement of financial position date. Income and expense items and cash flows of foreign operations are translated at the average exchange rate for the period. Significant individual items of income and expense and cash flows in foreign operations are translated at the rate prevailing on the date of transaction. Exchange differences arising are classified as equity and transferred to the translation reserve. When foreign operations are disposed of, the related cumulative translation differences are recognised within the income statement in the period.
The Group uses derivative financial instruments, primarily forward contracts, to hedge its exposure to certain foreign exchange risks. Details of the Group’s accounting policies in respect of derivative financial instruments are set out on page 167.

Critical judgements and key sources of estimation uncertainty
Critical judgements and key sources of estimation uncertainty
The preparation of financial statements requires management to make judgements and estimates in the application of accounting policies used to report the financial position, results and cash flows of the Group. The actual outcome may differ to these estimates.
The critical judgements and key sources of estimation uncertainty are summarised below. Further detail is provided in the notes to the financial statements as referenced.
Critical judgements
◾	Acquired intangible assets: identification of separate intangible assets on acquisition (see note 14)
◾	Capitalisation of development spend: assessing the potential value of a development project and determining the costs which are eligible for capitalisation (see note 14)

Other significant accounting policies
Other significant accounting policies
The accounting policy in respect of revenue recognition is also significant in determining the financial condition and results of the Group. The application of this policy is straightforward, and is included in note 2.

Standards and amendments effective for the year	Standards and amendments effective for the year The interpretations and amendments to IFRS effective for 2021 have not had a significant impact on the Group’s accounting policies or reporting.
Standards, amendments and interpretations not yet effective
Standards, amendments and interpretations not yet effective
A number of amendments and interpretations have been issued which are not expected to have any significant impact on the accounting policies and reporting.